PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS
PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS

21. PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS

        MGTS receives telecommunication infrastructure which is intended to operate as an integral part of the Moscow city wire line network from real estate construction contractors free of charge as provided by the regulations of the city government. Property, plant and equipment contributions received by MGTS during the years ended December 31, 2010 and 2009 were as follows:

	2010	2009
Unamortized property, plant and equipment contributions, beginning of the year	$90,349	$93,197
Contributions received during the year	2,819	3,213
Amortization for the year	(3,622)	(3,408)
Currency translation effect	(687)	(2,653)

Unamortized property, plant and equipment contributions, end of the year	$88,859	$90,349